Federated Hermes MDT Large Cap Value Fund
Portfolio of Investments
July 31, 2023 (unaudited)
Shares			Value
		COMMON STOCKS—98.3%
		Communication Services—4.8%
1,136,466	[1]	Altice USA, Inc.	$3,852,620
545,040		AT&T, Inc.	7,913,981
273,325		Comcast Corp., Class A	12,370,689
36,419		Electronic Arts, Inc.	4,965,731
128,397	[1]	Match Group, Inc.	5,971,744
48,622	[1]	Meta Platforms, Inc.	15,490,969
38,844		Omnicom Group, Inc.	3,286,979
		TOTAL	53,852,713
		Consumer Discretionary—6.2%
139,745	[1]	Bright Horizons Family Solutions, Inc.	13,559,457
1,100,564		Gap (The), Inc.	11,335,809
26,168		McDonald's Corp.	7,672,458
260,048		PVH Corp.	23,310,703
15,138	[1]	Royal Caribbean Cruises Ltd.	1,651,707
55,380		Starbucks Corp.	5,624,947
45,390		Yum! Brands, Inc.	6,248,841
		TOTAL	69,403,922
		Consumer Staples—9.1%
177,115		Albertsons Cos., Inc.	3,848,709
99,512		Archer-Daniels-Midland Co.	8,454,540
103,847		Hershey Foods Corp.	24,020,850
51,845		Kellogg Co.	3,467,912
496,770		Kroger Co.	24,162,893
71,177		Molson Coors Beverage Company, Class B	4,966,019
123,805		PepsiCo, Inc.	23,208,485
58,559		Procter & Gamble Co.	9,152,772
		TOTAL	101,282,180
		Energy—7.0%
39,671		Chevron Corp.	6,492,556
684,475		Marathon Oil Corp.	17,981,158
236,093		Marathon Petroleum Corp.	31,405,091
39,286		Phillips 66	4,382,353
138,753		Valero Energy Corp.	17,886,649
		TOTAL	78,147,807
		Financials—21.3%
204,644		American International Group, Inc.	12,335,940
54,882		Ameriprise Financial, Inc.	19,123,633
15,602		Aon PLC	4,969,237
29,894	[1]	Arch Capital Group Ltd.	2,322,465
597,063		Bank of New York Mellon Corp.	27,082,778
21,132	[1]	Berkshire Hathaway, Inc., Class B	7,437,619
44,804		Cboe Global Markets, Inc.	6,258,223
30,141		Chubb Ltd.	6,161,122
41,951		CME Group, Inc.	8,346,571
89,656		Fidelity National Information Services, Inc.	5,413,429
157,812		Hartford Financial Services Group, Inc.	11,343,527
167,528		Interactive Brokers Group, Inc., Class A	14,630,220

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
185,106		JPMorgan Chase & Co.	$29,239,344
123,556		Northern Trust Corp.	9,899,307
169,990	[1]	PayPal Holdings, Inc.	12,888,642
161,831		Popular, Inc.	11,740,839
107,863		Progressive Corp., OH	13,588,581
112,406		State Street Corp.	8,142,691
			Value
151,728		The Travelers Cos., Inc.	26,189,770
		TOTAL	237,113,938
		Health Care—16.2%
148,467		Baxter International, Inc.	6,715,162
21,540	[1]	Biogen, Inc.	5,819,893
154,653		Bristol-Myers Squibb Co.	9,617,870
217,665	[1]	Centene Corp.	14,820,810
144,889		Dentsply Sirona, Inc.	6,015,791
844,639	[1]	Elanco Animal Health, Inc.	10,194,793
14,036		Elevance Health, Inc.	6,619,799
14,661		Eli Lilly & Co.	6,664,158
220,737		Gilead Sciences, Inc.	16,806,915
24,737		Humana, Inc.	11,300,604
247,496		Johnson & Johnson	41,463,005
17,664		McKesson Corp.	7,107,994
168,466		Merck & Co., Inc.	17,966,899
110,509		Pfizer, Inc.	3,984,955
288,147	[1]	Teladoc Health, Inc.	8,578,136
27,333		Teleflex, Inc.	6,865,230
		TOTAL	180,542,014
		Industrials—14.2%
86,450		3M Co.	9,639,175
88,342		AGCO Corp.	11,758,320
62,709		Caterpillar, Inc.	16,628,546
19,794		Lennox International, Inc.	7,273,107
75,708		Manpower, Inc.	5,971,847
64,243		Otis Worldwide Corp.	5,843,543
112,939		Pentair PLC	7,849,260
41,078		Robert Half, Inc.	3,045,934
91,528	[1]	SPX Technologies, Inc.	7,744,184
63,531		Stanley Black & Decker, Inc.	6,306,722
66,521		Trane Technologies plc	13,266,948
145,792	[1]	Uber Technologies, Inc.	7,210,872
360,648	[1]	United Airlines Holdings, Inc.	19,586,793
8,435		United Rentals, Inc.	3,919,576
26,757		Waste Management, Inc.	4,382,529
159,393	[1]	XPO, Inc.	11,036,371
152,023		Xylem, Inc.	17,140,593
		TOTAL	158,604,320
		Information Technology—8.0%
191,833		Cisco Systems, Inc.	9,982,989
88,378		Dell Technologies, Inc.	4,676,964
172,103	[1]	DXC Technology Co.	4,758,648
1,008,116		Hewlett Packard Enterprise Co.	17,521,056
29,574		Microchip Technology, Inc.	2,778,182

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
212,196	[1]	Nutanix, Inc.	$6,408,319
90,416	[1]	Salesforce, Inc.	20,344,504
37,694		Skyworks Solutions, Inc.	4,311,063
206,928		Vishay Intertechnology, Inc.	5,825,023
173,764	[1]	Zoom Video Communications, Inc.	12,745,589
		TOTAL	89,352,337
		Materials—3.7%
192,685		Berry Global Group, Inc.	12,634,355
15,654		Linde PLC	6,115,548
117,206		Mosaic Co./The	4,777,317
421,853		Newmont Corp.	18,105,931
		TOTAL	41,633,151
		Real Estate—3.8%
471,425		Kilroy Realty Corp.	16,829,872
71,280		SBA Communications, Corp.	15,606,756
264,395	[2]	SL Green Realty Corp.	9,970,335
		TOTAL	42,406,963
		Utilities—4.0%
86,941		Consolidated Edison Co.	8,247,223
350,922		Exelon Corp.	14,689,595
121,931		Pinnacle West Capital Corp.	10,098,325
127,414		WEC Energy Group, Inc.	11,449,422
		TOTAL	44,484,565
		TOTAL COMMON STOCKS (IDENTIFIED COST $939,066,369)	1,096,823,910
		INVESTMENT COMPANIES—1.9%
2,791,784		Federated Hermes Government Obligations Fund, Premier Shares, 5.16%[3]	2,791,784
19,058,208		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.32%[3]	19,056,302
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $21,845,343)	21,848,086
		TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $960,911,712)	1,118,671,996
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[4]	(2,773,067)
		TOTAL NET ASSETS—100%	$1,115,898,929
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2023, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 10/31/2022	$1,509,900	$21,312,846	$22,822,746
Purchases at Cost	$44,357,071	$155,021,167	$199,378,238
Proceeds from Sales	$(43,075,187)	$(157,289,318)	$(200,364,505)
Change in Unrealized Appreciation/Depreciation	$—	$2,815	$2,815
Net Realized Gain/(Loss)	$—	$8,792	$8,792
Value as of 7/31/2023	$2,791,784	$19,056,302	$21,848,086
Shares Held as of 7/31/2023	2,791,784	19,058,208	21,849,992
Dividend Income	$3,500	$687,710	$691,210
*
All or a portion of the balance/activity for the fund relates to cash collateral on security lending transactions.
1
Non-income-producing security.

2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
Market Value of Securities on Loan	Collateral Received
$2,770,478	$2,791,784
3
7-day net yield.
4
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser's affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2023, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.